UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Mount Vernon Associates, Inc.
Address:	6080 Falls Road, Suite 200
		Baltimore, Md 21209

13F File Number: 52-1453813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Nancy V. OHara
Title:	Vice President
Phone:	410-377-9780
Signature, Place, and Date of Signing:

	Nancy V. OHara Baltimore, Maryland July 27, 2011

Report Type (Check only one.):
[X] 13F HOLDING REPORT
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:	46

Form 13F Information Table Value Total:	113170

List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Telkonet Convertible Pfd A                                     347      120 SH       SOLE                      120
AT&T Inc.                      COM              00206R102      233     7421 SH       SOLE                     7421
AbitibiBowater Inc.            COM              003687209      514    25333 SH       SOLE                    25333
Alcoa, Inc.                    COM              013817101     3248   204780 SH       SOLE                   204780
American Express Co.           COM              025816109     3628    70175 SH       SOLE                    70175
Apple Inc.                     COM              037833100     4721    14064 SH       SOLE                    14064
Applied Materials Inc.         COM              038222105     1049    80600 SH       SOLE                    80600
Bank of America Corp           COM              060505104     1273   116123 SH       SOLE                   116123
Bristol-Myers Squibb Co.       COM              110122108     2692    92943 SH       SOLE                    92943
Capital One Financial Corp.    COM              14040H105      365     7060 SH       SOLE                     7060
Caterpillar Inc                COM              149123101      374     3515 SH       SOLE                     3515
Cisco Systems Inc.             COM              17275R102     1677   107425 SH       SOLE                   107425
Citigroup, Inc.                COM              172967424     1207    28985 SH       SOLE                    28985
Corning Inc.                   COM              219350105     1421    78300 SH       SOLE                    78300
Costco Wholesale Corp          COM              22160K105     4269    52550 SH       SOLE                    52550
Deere & Company                COM              244199105      371     4500 SH       SOLE                     4500
Discover Financial Services    COM              254709108     3645   136250 SH       SOLE                   136250
DuPont de Nemours & Co.        COM              263534109     3041    56270 SH       SOLE                    56270
EMC Corporation                COM              268648102     4552   165235 SH       SOLE                   165235
Energy Transfer Partners LP    COM              29273R109     2395    49000 SH       SOLE                    49000
Exxon Mobil Corporation        COM              30231G102     3977    48869 SH       SOLE                    48869
Flextronics International Ltd. COM              Y2573F102     2363   368135 SH       SOLE                   368135
General Electric Co            COM              369604103     3177   168427 SH       SOLE                   168427
Hartford Financial Services    COM              416515104     3536   134094 SH       SOLE                   134094
Honeywell Intl Inc             COM              438516106     3972    66649 SH       SOLE                    66649
IBM Corp                       COM              459200101     6667    38863 SH       SOLE                    38863
Intel Corporation              COM              458140100     4178   188549 SH       SOLE                   188549
International Paper Co.        COM              460146103     2231    74800 SH       SOLE                    74800
JPMorgan Chase & Co            COM              46625H100     2980    72779 SH       SOLE                    72779
Legg Mason Inc.                COM              524901105     3276    99990 SH       SOLE                    99990
Lowes Companies Inc.           COM              548661107      643    27585 SH       SOLE                    27585
Micron Technology Inc          COM              595112103     1027   137300 SH       SOLE                   137300
Microsoft Corporation          COM              594918104     3040   116928 SH       SOLE                   116928
Nokia Corporation              COM              654902204      326    50775 SH       SOLE                    50775
Pfizer Inc.                    COM              717081103     2929   142197 SH       SOLE                   142197
Seagate Technology             COM              G7945M107     1343    83122 SH       SOLE                    83122
Telkonet, Inc.                 COM              879604106      428  2036700 SH       SOLE                  2036700
Teva Pharmaceutical            COM              881624209     2811    58304 SH       SOLE                    58304
Texas Instruments, Inc.        COM              882508104     3797   115650 SH       SOLE                   115650
Tractor Supply Co.             COM              892356106     3992    59685 SH       SOLE                    59685
Verizon Communications, Inc.   COM              92343V104     4270   114686 SH       SOLE                   114686
Wells Fargo & Co               COM              949746101     2317    82578 SH       SOLE                    82578
Windstream Corporation         COM              97381W104      214    16500 SH       SOLE                    16500
Wyndham Worldwide Corp         COM              98310W108     4325   128515 SH       SOLE                   128515
eBay Inc.                      COM              278642103     4331   134226 SH       SOLE                   134226
Storage Computer Corp.                          86211A101        0    94275 SH       SOLE                    94275